Financial Assets At Fair Value - Summary of Financial Assets at Fair Value Through Profit or Loss, Level 1 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Asset At Fair Value Through Profit Or Loss [Roll Forward]
Settlements (including coupon interest received)	$ (103,613)	$ (27,748)
Level 1
Financial Asset At Fair Value Through Profit Or Loss [Roll Forward]
Opening balance	18,368	0
Additions	103,613	97,526
Settlements (including coupon interest received)	(46,167)	(79,406)
Investment income credited to profit or loss	2,503	248
Closing balance	$ 78,317	$ 18,368